RELATED PARTY TRANSACTIONS - Consolidated Statements of Cash Flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Proceeds from loan	€ 6,532	€ (109)
Proceeds from exercise of stock options	364	440
Change in Cash and Cash Equivalents	1,671	€ (2,491)
Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Proceeds from loan	6,532
Interest paid on loan	(454)
Proceeds from exercise of stock options	270
Change in Cash and Cash Equivalents	€ 6,348